UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw, Treasurer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 – June 30, 2016

Item 1.  Schedule of Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 40.4%
Asset Backed Securities - 14.5%
$725,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$729,249
865,000	American Express Credit Account Master Trust, 0.81%, 12/15/21 (a)	865,000
1,035,000	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (b)	1,035,967
1,185,000	BA Credit Card Trust, 1.36%, 09/15/20	1,192,145
720,000	Cabela's Credit Card Master Note Trust, 1.45%, 06/15/20 (b)	721,292
975,000	Cabela's Credit Card Master Note Trust, 2.17%, 08/16/21 (b)	991,414
510,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	513,329
965,000	Chase Issuance Trust, 1.15%, 01/15/19	966,941
1,325,000	Chrysler Capital Auto Receivables Trust, 1.47%, 04/15/19 (b)	1,327,504
1,124,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,188,291
159,683	CNL Commercial Mortgage Loan Trust REMIC, 0.89%, 10/25/30 (a)(b)	144,403
925,000	Cornerstone CLO, Ltd., 1.13%, 07/15/21 (a)(b)	906,586
640,000	Eaton Vance CLO, Ltd., 2.08%, 07/15/26 (a)(b)	636,816
1,165,000	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	1,165,085
1,095,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	1,105,190
700,000	Honda Auto Receivables Owner Trust, 1.18%, 05/18/20	701,465
905,000	Magnetite IX, Ltd., 2.06%, 07/25/26 (a)(b)	902,452
153,628	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (b)	153,799
755,399	Preferred Term Securities XI Ltd / Preferred Term Securities XI, Inc., 1.31%, 09/24/33 (a)(b)	604,319
1,049,201	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.36%, 12/24/33 (a)(b)	865,590
636,059	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.14%, 06/24/34 (a)(b)	492,946
650,927	Preferred Term Securities XXIV, Ltd./Preferred Term Securities XXIV, Inc., 0.95%, 03/22/37 (a)(b)	441,003
640,000	Santander Drive Auto Receivables Trust, 1.97%, 11/15/19	642,352

Principal Amount	Security Description	Value

$645,000	Voya CLO, Ltd., 2.08%, 01/18/26 (a)(b)	$640,511

		18,933,649
Non-Agency Commercial Mortgage Backed Securities - 12.9%
257,408	7 WTC Depositor LLC Trust REMIC, 4.08%, 03/13/31 (b)	260,469
335,000	Banc of America Large Loan Trust REMIC, 8.70%, 01/25/42 (a)(b)	339,507
753,989	Bayview Commercial Asset Trust REMIC, 1.32%, 12/25/33 (a)(b)	691,336
1,129,149	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (a)	1,166,855
2,621,472	Citigroup Commercial Mortgage Trust REMIC, 2.32%, 09/10/45 (a)(b)	190,243
1,112,015	Citigroup Commercial Mortgage Trust REMIC, 5.81%, 06/14/50 (a)(b)	1,130,336
1,829,619	COMM Mortgage Trust Interest Only REMIC, 1.62%, 03/10/46 (a)	82,432
99,510	DBUBS Mortgage Trust Interest Only REMIC, 1.17%, 08/10/44 (a)(b)	768
540,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)(b)	559,192
735,000	FREMF Mortgage Trust REMIC, 2.74%, 03/25/45 (a)(b)	736,986
4,885,925	GS Mortgage Securities Trust REMIC, 1.59%, 08/10/44 (a)(b)	251,605
1,135,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.69%, 01/15/32 (a)(b)	1,127,164
980,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,006,817
552,772	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	578,085
1,060,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	1,081,912
356,096	JPMBB Commercial Mortgage Securities Trust REMIC, 1.25%, 02/15/47	356,409
1,135,000	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (a)(b)(c)	1,134,985
1,408,234	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.19%, 12/15/48 (a)	74,641
277,795	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	277,995
467,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	480,699
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 12/15/47	1,059,090
See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$161,656	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.99%, 02/15/44 (a)(b)	$4,827
1,117,183	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	1,167,098
735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.39%, 06/15/44 (b)	771,595
210,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	216,817
752,567	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	754,101
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,289,378

		16,791,342
Non-Agency Residential Mortgage Backed Securities - 13.0%
117,582	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (d)	122,335
604,872	Citicorp Residential Mortgage Trust REMIC, 5.58%, 07/25/36 (d)	618,378
149,791	Citicorp Residential Mortgage Trust REMIC, 5.58%, 07/25/36 (d)	153,873
734,404	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (d)	757,268
239,709	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	244,251
346,979	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	355,907
445,297	Citigroup Mortgage Loan Trust REMIC, 0.60%, 08/25/36 (a)	427,565
61,025	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	61,424
456,159	Conseco Financial Corp., 7.30%, 09/15/26 (a)	465,308
25,955	Countrywide Asset-Backed Certificates REMIC, 0.63%, 07/25/36 (a)	25,780
30,485	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	29,028
211,564	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.57%, 02/25/33 (a)	198,266
709,881	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (b)(d)	739,312
535,773	First NLC Trust REMIC, 0.72%, 02/25/36 (a)	528,766
654,354	Fremont Home Loan Trust REMIC, 1.32%, 11/25/34 (a)	574,217
Principal Amount	Security Description	Value

$295,275	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.10%, 03/25/34 (a)	$295,275
48,175	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.66%, 01/25/36 (a)	47,961
1,200,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.95%, 05/25/36 (a)(b)	1,131,172
1,128,202	HSBC Home Equity Loan Trust USA, 1.95%, 11/20/36 (a)	1,129,551
124,031	Irwin Home Equity Loan Trust, 1.80%, 02/25/29 (a)	120,686
153,581	Irwin Whole Loan Home Equity Trust REMIC, 1.54%, 11/25/28 (a)	150,332
202,020	Irwin Whole Loan Home Equity Trust REMIC, 1.16%, 12/25/29 (a)	197,964
971,974	Irwin Whole Loan Home Equity Trust REMIC, 1.80%, 06/25/34 (a)	929,129
840,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.68%, 07/25/36 (a)	801,394
292,094	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	295,800
895,000	Long Beach Mortgage Loan Trust REMIC, 1.35%, 10/25/34 (a)	813,874
58,412	Morgan Stanley Home Equity Loan Trust REMIC, 1.16%, 12/25/34 (a)	58,401
313,978	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(b)	325,799
149,789	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	156,323
410,535	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(b)	429,769
168,270	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (d)	119,962
210,000	NovaStar Mortgage Funding Trust REMIC, 2.18%, 03/25/35 (a)	203,682
789,530	Oakwood Mortgage Investors, Inc. REMIC, 0.00%, 03/15/18 (a)(b)	737,289
505,349	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC, 1.43%, 10/25/34 (a)	499,977
102,902	Popular ABS Mortgage Pass-Through Trust REMIC, 4.36%, 11/25/35 (d)	102,648
143,252	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (d)	143,746
296,586	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (d)	296,401
224,527	Residential Accredit Loans, Inc. Trust REMIC, 13.93%, 03/25/18 (a)	234,393
55,744	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	58,111
Principal Amount	Security Description	Value

$112,922	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	$111,573
30,251	Residential Asset Mortgage Products, Inc. Trust REMIC, 4.02%, 03/25/33 (a)	30,313
850,000	Residential Asset Mortgage Products, Inc. Trust REMIC, 1.22%, 06/25/35 (a)	834,895
116,050	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (a)	118,389
21,368	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32 (a)	21,346
101,482	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (a)	103,161
107,472	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (a)	110,081
90,972	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	90,830
61,291	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 5.73%, 06/25/35 (d)	61,498
72,321	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.10%, 11/25/34 (a)	71,375
543,907	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(b)	562,553
232,378	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32 (a)	245,950
19,761	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.83%, 12/25/35 (a)	19,717

		16,962,998

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $52,701,596)	52,687,989

Corporate Bonds - 32.6%
Consumer Discretionary - 5.5%
440,000	AMC Networks, Inc., 4.75%, 12/15/22	436,700
1,265,000	CBS Corp., 3.38%, 03/01/22	1,318,313
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	380,950
320,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	331,200
430,000	Levi Strauss & Co., 5.00%, 05/01/25	432,150
1,260,000	Newell Brands, Inc., 2.05%, 12/01/17	1,270,203
720,000	Newell Brands, Inc., 3.15%, 04/01/21	750,162
445,000	PVH Corp., 4.50%, 12/15/22	451,119
450,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	464,625
1,305,000	Whirlpool Corp., 1.65%, 11/01/17	1,313,151

		7,148,573
Consumer Staples - 2.8%
562,000	Bottling Group, LLC, 5.13%, 01/15/19	616,760
975,000	Cargill, Inc., 1.90%, 03/01/17 (b)	981,465
Principal Amount	Security Description	Value

$665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	$676,314
346,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	357,417
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	130,535
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	427,588
475,000	PepsiCo., Inc., 1.50%, 02/22/19	481,672

		3,671,751
Energy - 0.8%
114,000	Anadarko Petroleum Corp., 6.38%, 09/15/17	119,992
830,000	ConocoPhillips, 6.65%, 07/15/18	902,131

		1,022,123
Financials - 14.2%
910,000	American Express Bank FSB BKNT, 0.75%, 06/12/17 (a)	908,090
1,410,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,423,518
1,200,000	Bank of America Corp., MTN, 5.65%, 05/01/18	1,285,978
865,000	CBRE Services, Inc., 5.00%, 03/15/23	895,602
1,304,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,339,612
1,270,000	Citigroup, Inc., 2.55%, 04/08/19	1,299,707
510,000	Genworth Holdings, Inc., 4.80%, 02/15/24	381,225
1,225,000	JPMorgan Chase & Co., Series 1, 7.90% (callable at 100 beginning 04/30/18) (a)(e)	1,249,500
1,140,000	KeyCorp, MTN, 2.90%, 09/15/20	1,179,199
1,165,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,192,179
1,100,000	Morgan Stanley, 4.75%, 03/22/17	1,127,288
1,086,000	Murray Street Investment Trust I, 4.65%, 03/09/17 (d)	1,110,401
450,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	522,072
1,258,000	Regions Financial Corp., 2.00%, 05/15/18	1,260,199
400,000	Regions Financial Corp., 3.20%, 02/08/21	411,760
425,000	The Goldman Sachs Group, Inc., 2.00%, 04/25/19	429,492
1,160,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,309,972
1,190,000	Wells Fargo & Co., Series K, 7.98% (callable at 100 beginning 03/15/18) (a)(e)	1,245,037

		18,570,831
Health Care - 1.0%
1,239,000	Becton Dickinson and Co., 2.68%, 12/15/19	1,274,351

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Industrials - 2.4%
$1,077,000	Burlington Northern Santa Fe, LLC, 5.75%, 03/15/18	$1,160,816
290,000	General Electric Co., MTN, 0.90%, 08/07/18 (a)	289,564
310,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	327,437
1,285,000	Textron, Inc., 3.65%, 03/01/21	1,348,433

		3,126,250
Information Technology - 2.8%
250,000	Apple, Inc., 1.70%, 02/22/19	254,469
1,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 06/15/21 (b)	1,027,805
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,083,699
1,197,000	QUALCOMM, Inc., 2.25%, 05/20/20	1,236,212

		3,602,185
Telecommunication Services - 2.2%
449,000	AT&T, Inc., 2.40%, 03/15/17	452,797
1,082,000	AT&T, Inc., 3.80%, 03/15/22	1,152,635
1,244,000	Verizon Communications, Inc., 2.63%, 02/21/20	1,286,721

		2,892,153
Utilities - 0.9%
1,060,000	PacifiCorp, 5.50%, 01/15/19	1,167,304

Total Corporate Bonds (Cost $42,091,966)	42,475,521

Government & Agency Obligations - 24.8%
GOVERNMENT SECURITIES - 21.7%
Municipals - 0.9%
380,000	City of Omaha, NE Sewer Revenue, Nebraska RB, 2.40%, 12/01/16	382,474
250,000	Lincoln Airport Authority, Nebraska RB, 1.33%, 07/01/16	250,000
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	250,159
325,000	State of Mississippi, Mississippi GO, 2.63%, 11/01/16	326,934

		1,209,567
U.S. Treasury Securities - 20.8%
2,000,000	U.S. Treasury Note, 1.00%, 03/31/17	2,007,500
2,900,000	U.S. Treasury Note, 0.63%, 09/30/17	2,903,060
18,310,000	U.S. Treasury Note, 1.25%, 01/31/19	18,581,794
3,490,000	U.S. Treasury Note, 2.00%, 02/28/21	3,651,276

		27,143,630

U.S. GOVERNMENT MORTAGE BACKED-SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. - 0.1%
1,875,831	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only REMIC, 1.61%, 08/25/16 (a)	410

Shares or Principal Amount	Security Description	Value

$160,354	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	$165,875

		166,285
Federal National Mortgage Association - 2.0%
836,538	Federal National Mortgage Association, 3.00%, 10/01/26	878,472
75,195	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	77,962
197,216	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	209,411
277,344	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	283,286
92,391	Federal National Mortgage Association REMIC, 5.00%, 03/25/39	2,183
511,154	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	528,312
602,618	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	642,978

		2,622,604
Government National Mortgage Association - 1.0%
339,904	Government National Mortgage Association, 4.72%, 06/20/61	356,010
913,519	Government National Mortgage Association REMIC, 2.67%, 02/16/44	930,651

		1,286,661

Total Government & Agency Obligations (Cost $31,995,514)	32,428,747

Preferred Stocks - 0.4%
Financials - 0.4%
550	U.S. Bancorp., Series A, 3.50% (callable at 1,000 beginning on 08/01/16) (a)(e)	465,437

Total Preferred Stocks (Cost $564,328)	465,437

Short-Term Investments - 1.6%
Investment Company - 1.6%
2,099,547	BlackRock Liquidity Funds T-Fund Portfolio, 0.23% (f)	2,099,547

Total Short-Term Investments (Cost $2,099,547)	2,099,547

Total Investments - 99.8% (Cost $129,452,951)	130,157,241

Other assets in excess of liabilities – 0.2%	319,477
NET ASSETS – 100.0%	$130,476,718

(a)	Variable rate security. Rate presented is as of June 30, 2016.
(b)	The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of June 30, 2016, the aggregate value of these liquid securities was $29,138,399 which represented 22.3% of net assets.
(c)           Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,134,985 or 0.9% of net assets.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2016.
(e)	Perpetual maturity security.
(f)	Dividend yield changes to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

ABS	Asset Backed Security
BKNT	Bank Note
CLO	Collateralized Loan Obligation
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 29.9%
Asset Backed Securities - 9.2%
$800,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$804,689
735,000	Ascentium Equipment Receivables, LLC, 1.57%, 12/11/17 (a)	735,981
1,220,000	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (a)	1,221,140
1,000,000	BA Credit Card Trust, 1.36%, 09/15/20	1,006,030
855,000	Cabela's Credit Card Master Note Trust, 1.63%, 02/18/20 (a)	857,914
1,085,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	1,107,250
1,000,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	1,006,527
785,000	Chase Issuance Trust, 1.15%, 01/15/19	786,579
1,440,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,522,366
145,074	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.89%, 10/25/30 (a)(b)	131,192
1,200,000	Cornerstone CLO, Ltd., 1.13%, 07/15/21 (a)(b)	1,176,112
790,000	Eaton Vance CLO, Ltd., 2.08%, 07/15/26 (a)(b)	786,070
1,226,000	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	1,226,090
925,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	933,607
1,240,000	Magnetite IX CLO, Ltd., 2.06%, 07/25/26 (a)(b)	1,236,508
800,480	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (a)	801,373
465,094	Preferred Term Securities XI Ltd / Preferred Term Securities XI, Inc., 1.31%, 09/24/33 (a)(b)	372,075
1,554,300	Preferred Term Securities XII, Ltd. / Preferred Term Securities XII, Inc., 1.36%, 12/24/33 (a)(b)	1,282,298
636,059	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.14%, 06/24/34 (a)(b)	492,946
892,027	Preferred Term Securities XXI, Ltd. / Preferred Term Securities XXI, Inc., 1.30%, 03/22/38 (a)(b)	396,952
699,503	Preferred Term Securities XXIV, Ltd. / Preferred Term Securities XXIV, Inc., 0.95%, 03/22/37 (a)(b)	473,913
785,000	Voya CLO, Ltd., 2.08%, 01/18/26 (a)(b)	779,536

		19,137,148
Principal Amount	Security Description	Value

Non-Agency Commercial Mortgage Backed Securities - 9.3%
$537,287	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (a)	$543,677
1,200,000	American Tower Trust I, 3.07%, 03/15/23 (a)	1,232,486
892,440	Bayview Commercial Asset Trust REMIC, 1.32%, 12/25/33 (a)(b)	818,283
771,585	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (b)	797,351
3,979,357	Citigroup Commercial Mortgage Trust REMIC, 2.32%, 09/10/45 (a)(b)	288,787
1,668,023	Citigroup Commercial Mortgage Trust REMIC, 5.81%, 06/14/50 (a)(b)	1,695,505
1,829,619	COMM Mortgage Trust Interest Only REMIC, 1.62%, 03/10/46 (b)	82,432
900,000	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.74%, 05/15/36 (a)(b)	939,914
99,510	DBUBS Mortgage Trust Interest Only REMIC, 1.17%, 08/10/44 (a)(b)	768
735,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)(b)	761,122
1,030,000	FREMF Mortgage Trust REMIC, 2.74%, 03/25/45 (a)(b)	1,032,783
1,622,950	FRESB Mortgage Trust REMIC, 3.22%, 08/25/35 (b)	1,664,822
7,400,599	Goldman Sachs Mortgage Securities Trust REMIC, 1.59%, 08/10/44 (a)(b)	381,100
840,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.69%, 01/15/32 (a)(b)	834,201
1,055,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,083,870
789,675	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (a)	825,836
1,200,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	1,224,807
379,047	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	379,320
1,126,003	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 2.20%, 10/15/45 (a)(b)	90,912
890,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	916,107
995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	1,030,612
953,252	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	955,194
Principal Amount	Security Description	Value

$690,722	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.29%, 11/15/45 (a)(b)	$58,861
1,735,000	WFRBS Commercial Mortgage Trust, 3.65%, 12/15/46	1,864,226

		19,502,976
Non-Agency Residential Mortgage Backed Securities - 11.4%
118,369	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (c)	139,719
179,518	Citicorp Residential Mortgage Trust REMIC, 5.58%, 07/25/36 (c)	184,409
656,507	Citicorp Residential Mortgage Trust REMIC, 5.58%, 07/25/36 (c)	671,166
982,155	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (c)	1,012,732
807,242	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	822,540
1,045,167	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	1,072,062
468,733	Citigroup Mortgage Loan Trust REMIC, 0.60%, 08/25/36 (b)	450,069
352,115	Citigroup Mortgage Loan Trust, Inc. REMIC, 6.50%, 07/25/34	366,002
90,085	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	90,674
713,987	Conseco Financial Corp., 7.30%, 09/15/26 (b)	728,308
16,277	Countrywide Asset-Backed Certificates REMIC, 0.63%, 07/25/36 (b)	16,167
30,485	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	29,028
62,020	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	63,731
211,564	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.57%, 02/25/33 (b)	198,266
635,157	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (a)(c)	661,490
688,125	First NLC Trust REMIC, 0.72%, 02/25/36 (b)	679,125
463,501	Fremont Home Loan Trust, 1.32%, 11/25/34 (b)	406,737
204,421	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.10%, 03/25/34 (b)	204,421
44,470	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.66%, 01/25/36 (b)	44,272

Principal Amount	Security Description	Value

$865,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.95%, 05/25/36 (a)(b)	$815,386
524,007	Greenpoint Manufactured Housing, 7.27%, 06/15/29	518,125
880,380	HSBC Home Equity Loan Trust USA, 1.95%, 11/20/36 (b)	881,433
124,031	Irwin Home Equity Loan Trust, 1.80%, 02/25/29 (b)	120,686
159,850	Irwin Whole Loan Home Equity Trust REMIC, 1.54%, 11/25/28 (b)	156,468
341,443	Irwin Whole Loan Home Equity Trust REMIC, 1.16%, 12/25/29 (b)	334,587
1,144,794	Irwin Whole Loan Home Equity Trust REMIC, 1.80%, 06/25/34 (b)	1,094,331
860,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.68%, 07/25/36 (b)	820,475
427,398	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	432,821
799,217	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(b)	829,307
826,167	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	862,203
1,463,077	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(b)	1,531,624
182,947	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	130,426
249,000	NovaStar Mortgage Funding Trust REMIC, 2.18%, 03/25/35 (b)	241,509
305,344	NovaStar Mortgage Funding Trust REMIC, 2.10%, 03/25/35 (b)	302,449
238,753	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (c)	239,577
470,383	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (c)	470,090
263,605	Residential Accredit Loans, Inc. Trust REMIC, 13.93%, 03/25/18 (b)	275,187
275,278	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	286,966
76,069	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	75,160
44,118	Residential Asset Mortgage Products, Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33 (b)	44,207
870,000	Residential Asset Mortgage Products, Inc. Trust REMIC, 1.22%, 06/25/35 (b)	854,539
97,482	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (b)	99,447
13,567	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32 (b)	13,553
Principal Amount	Security Description	Value

$136,084	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (b)	$139,389
1,508,503	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(b)	1,540,130
61,291	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 5.73%, 06/25/35 (c)	61,498
15,880	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 5.70%, 09/25/33 (c)	15,939
78,348	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.10%, 11/25/34 (b)	77,323
169,915	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 1.50%, 11/25/34 (b)	164,373
1,693,907	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(b)	1,751,979
621,057	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32 (b)	657,331
37,280	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.83%, 12/25/35 (b)	37,198

		23,716,634

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $62,624,731)	62,356,758

Corporate Bonds - 26.5%
Consumer Discretionary - 4.7%
729,000	AMC Networks, Inc., 4.75%, 12/15/22	723,533
1,215,000	CBS Corp., 4.00%, 01/15/26	1,297,492
1,229,000	Dollar General Corp., 3.25%, 04/15/23	1,276,085
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	701,750
490,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	507,150
710,000	Levi Strauss & Co., 5.00%, 05/01/25	713,550
615,000	Newell Brands, Inc., 4.00%, 06/15/22	657,918
320,000	Newell Brands, Inc., 4.00%, 12/01/24	334,547
300,000	Newell Brands, Inc., 4.20%, 04/01/26	325,378
760,000	PVH Corp., 4.50%, 12/15/22	770,450
780,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	805,350
1,080,000	Whirlpool Corp., 4.70%, 06/01/22	1,206,559
400,000	Whirlpool Corp., 4.50%, 06/01/46	416,159

		9,735,921
Consumer Staples - 2.6%
734,000	Cargill, Inc., 4.10%, 11/01/42 (a)	771,340
1,165,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,203,443
165,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	180,994
Principal Amount	Security Description	Value

$455,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	$492,538
1,102,000	PepsiCo, Inc., 4.88%, 11/01/40	1,314,136
155,000	PepsiCo., Inc., 2.85%, 02/24/26	162,184
945,000	Wal-Mart Stores, Inc., 5.63%, 04/15/41	1,269,585

		5,394,220
Energy - 1.2%
905,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	884,973
660,000	EOG Resources, Inc., 4.15%, 01/15/26	726,448
675,000	Tosco Corp., 8.13%, 02/15/30	894,897

		2,506,318
Financials - 10.0%
474,282	Altitude Investments 16, LLC, 2.49%, 03/14/26	492,579
1,290,000	American Honda Finance Corp., 1.60%, 02/16/18 (a)	1,302,367
1,179,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,270,139
975,000	CBRE Services, Inc., 5.00%, 03/15/23	1,009,494
355,000	Chubb INA Holdings, Inc., 5.90%, 06/15/19	399,819
1,220,000	Citigroup, Inc., 2.55%, 04/08/19	1,248,537
1,256,000	CME Group, Inc./IL, 3.00%, 03/15/25	1,312,631
494,000	Crown Castle International Corp., 4.88%, 04/15/22	542,511
880,000	Genworth Holdings, Inc., 4.80%, 02/15/24	657,800
1,250,000	JPMorgan Chase & Co., Series 1, 7.90% (callable at 100 beginning 04/30/18) (b)(d)	1,275,000
1,160,000	KeyCorp, MTN, 2.90%, 09/15/20	1,199,887
1,171,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	1,198,319
1,215,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,287,075
1,030,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	1,194,964
1,185,000	Regions Financial Corp., 2.00%, 05/15/18	1,187,071
520,000	The Bank of New York Mellon Corp., MTN, 2.30%, 09/11/19	530,603
727,000	The Chubb Corp., 6.80%, 11/15/31	1,003,283
1,019,000	The Goldman Sachs Group, Inc., 6.45%, 05/01/36	1,204,148
1,119,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,263,671
1,195,000	Wells Fargo & Co., Series K, 7.98% (callable at 100 beginning 03/15/18) (b)(d)	1,250,269

		20,830,167
See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value

Health Care - 0.6%
$1,155,000	Becton Dickinson and Co., 3.73%, 12/15/24	$1,244,659

Industrials - 2.3%
1,155,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,329,382
700,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	739,375
1,213,000	Textron, Inc., 3.65%, 03/01/21	1,272,878
1,029,000	United Technologies Corp., 6.13%, 07/15/38	1,410,296

		4,751,931
Information Technology - 1.7%
1,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 06/15/21 (a)	1,027,805
880,000	Oracle Corp., 6.13%, 07/08/39	1,161,647
1,278,000	QUALCOMM, Inc., 4.80%, 05/20/45	1,331,492

		3,520,944
Materials - 1.4%
405,000	Martin Marietta Materials, Inc., 6.60%, 04/15/18	436,247
1,193,000	The Dow Chemical Co., 3.00%, 11/15/22	1,231,155
1,185,000	The Mosaic Co., 5.45%, 11/15/33	1,311,163

		2,978,565
Telecommunication Services - 1.2%
1,255,000	AT&T, Inc., 5.15%, 03/15/42	1,350,965
1,229,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,256,341

		2,607,306
Utilities - 0.8%
315,000	Alabama Power Co., Series Q, 5.50%, 10/15/17	331,310
954,000	PacifiCorp, 6.25%, 10/15/37	1,318,266

		1,649,576

Total Corporate Bonds (Cost $53,298,368)	55,219,607

Government & Agency Obligations - 40.6%
GOVERNMENT SECURITIES - 15.8%
Municipals - 1.9%
571,287	Florida Housing Finance Corp., Florida RB, 3.00%, 01/01/36	587,928
365,000	Montana Board of Housing, Montana RB, 2.38%, 06/01/20	371,698
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	698,694
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	487,234
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	254,439
Principal Amount	Security Description	Value

$225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	$278,509
240,000	University of Michigan, Michigan RB, 6.01%, 04/01/25	270,737
350,000	University of Nebraska, Nebraska RB, 5.70%, 07/01/29	371,448
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	557,801

		3,878,488
Treasury Inflation Index Securities – 1.4%
916,296	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (e)	1,055,072
2,023,720	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (e)	2,063,693

		3,118,765
U.S. Treasury Securities - 12.5%
3,525,000	U.S. Treasury Bond, 5.38%, 02/15/31	5,229,119
2,930,000	U.S. Treasury Bond, 4.75%, 02/15/37	4,358,375
7,180,000	U.S. Treasury Bond, 3.63%, 08/15/43	9,270,895
1,620,000	U.S. Treasury Note, 1.25%, 01/31/19	1,644,047
2,070,000	U.S. Treasury Note, 2.00%, 02/28/21	2,165,657
3,180,000	U.S. Treasury Note, 1.63%, 11/15/22	3,255,773

		25,923,866

U.S. GOVERNMENT MORTAGE BACKED-SECURITIES - 24.8%
Federal Home Loan Mortgage Corp. - 9.2%
73,304	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	77,668
798,689	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	876,770
709,350	Federal Home Loan Mortgage Corp., 4.50%, 08/01/31	779,667
2,977,381	Federal Home Loan Mortgage Corp., 3.00%, 07/01/43	3,116,946
2,863,758	Federal Home Loan Mortgage Corp., 4.00%, 12/01/45	3,119,461
1,859,276	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	2,012,448
1,973,750	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.61%, 08/25/16 (b)	432
2,925,004	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 2.12%, 08/25/18 (b)	100,058
392,889	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	401,833
1,400,155	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,458,636
595,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	638,833
710,378	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	755,535
See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$1,889,312	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	$2,024,711
880,546	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	945,911
2,090,368	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	2,208,177
550,328	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	585,524

		19,102,610
Federal National Mortgage Association - 14.5%
2,848	Federal National Mortgage Association, 5.50%, 11/01/16	2,858
10,430	Federal National Mortgage Association, 4.50%, 12/01/18	10,698
745,959	Federal National Mortgage Association, 4.16%, 08/01/21	820,128
221,817	Federal National Mortgage Association, 7.50%, 08/01/22	233,661
68,437	Federal National Mortgage Association, 4.00%, 06/01/24	72,940
144,023	Federal National Mortgage Association, 4.00%, 10/01/24	153,555
1,890,749	Federal National Mortgage Association, 3.31%, 01/01/33	2,030,841
1,151,305	Federal National Mortgage Association, 5.80%, 12/01/33	1,267,252
368,034	Federal National Mortgage Association, 5.00%, 08/01/34	410,553
30,379	Federal National Mortgage Association, 5.50%, 08/01/37	34,181
124,106	Federal National Mortgage Association, 6.00%, 09/01/38	141,996
231,442	Federal National Mortgage Association, 4.50%, 06/01/39	256,773
467,292	Federal National Mortgage Association, 4.50%, 01/01/40	521,898
342,423	Federal National Mortgage Association, 4.50%, 12/01/40	374,489
1,097,925	Federal National Mortgage Association, 4.00%, 04/01/41	1,200,829
335,734	Federal National Mortgage Association, 4.00%, 02/01/42	368,202
1,730,371	Federal National Mortgage Association, 4.00%, 10/01/43	1,873,921
1,856,651	Federal National Mortgage Association, 4.50%, 08/01/44	2,069,514
2,604,286	Federal National Mortgage Association, 4.00%, 11/01/44	2,822,118
1,091,738	Federal National Mortgage Association, 3.50%, 06/01/45	1,166,539
3,831,192	Federal National Mortgage Association, 4.00%, 04/01/46	4,116,664
312,776	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	319,858
Shares or Principal Amount	Security Description	Value

$477,057	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	$541,467
783,632	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	861,395
333,052	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	345,254
552,521	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	564,359
1,884,029	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	1,956,216
1,045,543	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,080,638
2,097,988	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	2,075,389
544,868	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	581,359
1,750,000	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,839,756

		30,115,301
Government National Mortgage Association - 1.0%
1,339,567	Government National Mortgage Association, 3.00%, 03/20/43	1,405,784
679,808	Government National Mortgage Association REMIC, 4.72%, 06/20/61	712,021

		2,117,805
Small Business Administration Participation Certificates - 0.1%
199,332	Small Business Administration Participation Certificates, 2.88%, 09/10/21	208,921

Total Government & Agency Obligations (Cost $79,928,846)	84,465,756

Preferred Stocks - 0.2%
Financials - 0.2%
580	US Bancorp., Series A, 3.50% (callable at 1,000 beginning 08/01/16) (b)(d)	490,825

Total Preferred Stocks (Cost $595,666)	490,825

Exchange Traded Fund - 0.3%
7,447	iShares iBoxx $ High Yield Corporate Bond Fund	630,687

Total Exchange Traded Fund (Cost $643,763)	630,687

Investment Company - 0.6%
134,361	Federated Institutional High-Yield Bond Fund	1,281,804

Total Investment Company (Cost $1,221,977)	1,281,804

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

INCOME FUND

Shares	Security Description	Value

Short-Term Investments - 1.6%
Investment Company - 1.6%
3,199,848	BlackRock Liquidity Funds T-Fund Portfolio, 0.23% (f)	$3,199,848

Total Short-Term Investments (Cost $3,199,848)	3,199,848

Total Investments - 99.7% (Cost $201,513,199)	207,645,285

Other assets in excess of liabilities – 0.3%	588,839
NET ASSETS – 100.0%	$208,234,124

(a)	The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of June 30, 2016, the aggregate value of these liquid securities were $36,834,164 which represented 17.7% of net assets.
(b)	Variable rate security. Rate presented is as of June 30, 2016.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2016.
(d)	Perpetual maturity security.
(e)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value

Government & Agency Obligations - 93.2%
Municipals - 93.2%
$100,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 3.40%, 03/15/18	$100,153
125,000	City of Bellevue NE, Nebraska GO, 3.95%, 06/01/21	125,299
500,000	City of Fargo ND, North Dakota GO, 3.00%, 05/01/34	508,930
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	367,394
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	79,078
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,764
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,675
330,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	330,452
165,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	198,818
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	260,742
130,000	City of Lincoln NE, Nebraska Certificate of Participation, 2.00%, 09/15/17	130,425
125,000	City of Lincoln NE, Nebraska GO, 4.13%, 05/15/26	126,500
105,000	City of Lincoln NE, Nebraska RB, 2.00%, 04/01/17	105,961
210,000	City of Lincoln NE, Nebraska RB, 2.00%, 04/01/18	214,299
515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	532,876
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	796,509
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	539,635
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	521,890
116,000	City of Ogallala NE, Nebraska Certificate of Participation, 1.15%, 10/15/19	116,836
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	667,144
275,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	294,233
Principal Amount	Security Description	Value

$800,000	City of Omaha NE, Nebraska GO, 5.75%, 10/15/28	$891,592
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	226,073
500,000	City of Omaha NE, Series A, Nebraska GO, 6.50%, 12/01/30	765,360
200,000	City of Omaha NE, Series A, Nebraska GO, 5.00%, 05/01/33	249,752
550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	642,279
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,491
250,000	County of Sarpy NE, Nebraska Certificate of Participation, 2.80%, 12/15/20	267,460
280,000	Crete Public Schools, Nebraska GO, 3.00%, 12/15/18	295,422
195,000	Douglas County Hospital Authority No. 1, Nebraska RB, 5.25%, 09/01/21	224,465
495,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.13%, 08/15/18	518,572
1,500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.75%, 09/01/28	1,622,835
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	571,165
100,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.75%, 11/01/48	111,033
690,000	Douglas County Hospital Authority No. 3, Nebraska RB, 5.75%, 11/01/48	768,667
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	776,580
110,000	Douglas County Sanitary & Improvement District No. 281, Nebraska GO, 1.70%, 02/15/20	110,627
40,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 1.85%, 08/15/17	40,254
50,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.10%, 08/15/18	50,290
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.35%, 08/15/19	55,463
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.65%, 08/15/20	55,625
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.85%, 08/15/21	65,910
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.00%, 08/15/22	65,959
See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value

$100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.35%, 08/15/24	$101,670
100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.50%, 08/15/25	101,701
105,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.60%, 08/15/26	106,299
110,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.70%, 08/15/27	111,360
155,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 4.05%, 08/15/32	156,080
300,000	Douglas County Sanitary & Improvement District No. 427, Nebraska GO, 3.50%, 10/15/21	302,010
70,000	Douglas County Sanitary & Improvement District No. 453, Nebraska GO, 4.15%, 06/01/20	70,169
585,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	593,921
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	263,102
65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	65,823
170,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 2.75%, 11/15/25	171,834
165,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 3.65%, 11/15/32	167,848
100,000	Douglas County Sanitary & Improvement District No. 503, Nebraska GO, 1.90%, 08/15/17	101,411
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	106,211
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	298,395
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	212,413
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	192,181
255,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	258,830
Principal Amount	Security Description	Value

$115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	$119,884
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	101,446
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	86,267
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	776,242
105,000	Elkhorn Rural Public Power District, Nebraska RB, 2.60%, 09/01/21	105,591
700,000	Elkhorn School District, Nebraska GO, 5.00%, 01/15/30	822,073
665,000	Elkhorn School District, Nebraska GO, 4.00%, 12/15/34	751,403
1,430,000	Elkhorn School District, Nebraska GO, 4.00%, 12/15/35	1,603,874
250,000	Elkhorn School District, Series B, Nebraska GO, 4.00%, 01/15/32	269,962
30,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 0.65%, 10/15/17	30,007
68,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	68,814
185,000	Grand Island Public Schools District No. 2, Nebraska GO, 4.00%, 12/15/24	209,048
500,000	Hospital Authority No. 1 of Lancaster County, Series A, Nebraska RB, 5.00%, 06/01/17	519,450
1,300,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/21	1,438,515
140,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/22	154,917
750,000	Lancaster County School District No. 1, Nebraska GO, 4.00%, 01/15/26	906,307
145,000	Lancaster County School District No. 1, Nebraska GO, 5.00%, 01/15/27	145,164
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	234,762
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	562,890
415,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 4.00%, 03/01/20	459,700
500,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 3.00%, 03/01/26	557,160

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$1,500,000	Metropolitan Utilities District of Omaha, Series A, Nebraska RB, 4.25%, 12/01/21	$1,522,605
300,000	Metropolitan Utilities District of Omaha, Series A, Nebraska RB, 4.38%, 12/01/25	304,671
100,000	Metropolitan Utilities District of Omaha, Series B, Nebraska RB, 5.00%, 06/01/28	103,983
180,000	Mid-Plains NE Community College Area, Nebraska GO, 3.00%, 10/15/25	187,700
210,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/25	252,592
200,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/26	236,762
540,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/27	636,660
1,475,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/30	1,727,594
140,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/31	163,726
175,000	Nebraska Investment Finance Authority, Series A, Nebraska RB, 2.35%, 09/01/24	181,389
150,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/26	179,295
200,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/27	238,476
600,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/29	710,892
1,050,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/32	1,233,771
540,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/34	631,422
1,995,000	Nebraska Public Power District, Series C, Nebraska RB, 5.00%, 01/01/31	2,280,046
315,000	Nebraska State Colleges, Series A, Nebraska RB, 3.00%, 07/01/25	315,882
535,000	Omaha Airport Authority, Nebraska RB, 3.75%, 01/01/19	572,814
200,000	Omaha Convention Hotel Corp., Nebraska RB, 5.00%, 02/01/17	204,912
100,000	Omaha Convention Hotel Corp., Nebraska RB, 5.00%, 02/01/26	102,317
805,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/26	903,299
1,000,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 4.00%, 06/01/28	1,163,240

Principal Amount	Security Description	Value

$100,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.30%, 02/01/26	$107,298
305,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 4.20%, 02/01/26	311,356
500,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.35%, 02/01/27	536,880
45,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 4.35%, 02/01/36	45,976
50,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.00%, 02/01/42	51,269
190,000	Omaha Public Power District, Series A, Nebraska RB, 4.65%, 02/01/28	207,598
205,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/31	226,277
200,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/34	217,458
500,000	Omaha Public Power District, Series B, Nebraska RB, 5.00%, 02/01/29	580,845
500,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/29	580,845
1,435,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/30	1,664,944
650,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/22	722,657
620,000	Omaha School District No. 1, Nebraska GO, 3.13%, 12/15/33	671,417
1,500,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/39	1,700,775
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	634,209
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	263,123
235,000	Papillion-La Vista School District No. 27, Nebraska GO, 5.00%, 12/01/23	259,318
150,000	Papio-Missouri River Natural Resource District, Nebraska GO, 4.00%, 12/15/16	152,279
200,000	Papio-Missouri River Natural Resource District, Nebraska GO, 4.00%, 12/15/24	209,368
125,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	158,066
280,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	348,370
500,000	Plattsmouth Facilities Corp., Nebraska RB, 4.20%, 11/15/32	503,790

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$125,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/17	$127,541
200,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/20	204,344
710,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/24	725,421
150,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/25	153,258
10,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/32	10,217
40,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/32	40,869
110,000	Sarpy County Sanitary & Improvement District No. 67, Nebraska GO, 2.60%, 11/01/16	110,123
225,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	225,241
60,000	Sarpy County Sanitary & Improvement District No. 97, Nebraska GO, 2.35%, 02/15/18	60,318
85,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	85,853
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	162,333
265,000	Sarpy County Sanitary & Improvement District No. 213, Nebraska GO, 3.20%, 11/15/29	267,846
55,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 2.00%, 06/15/18	55,225
55,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 2.45%, 06/15/20	55,430
60,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 2.75%, 06/15/21	60,659
60,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.00%, 06/15/22	60,754
65,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.15%, 06/15/23	65,864
65,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.30%, 06/15/24	65,894
65,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.40%, 06/15/25	65,881
70,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.55%, 06/15/26	70,705
Shares or Principal Amount	Security Description	Value

$75,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.70%, 06/15/27	$75,706
110,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	114,305
490,000	Sarpy County Sanitary & Improvement District No. 257, Nebraska GO, 3.75%, 04/15/31	494,851
245,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.35%, 04/15/26	248,501
475,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.80%, 04/15/33	480,928
120,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	125,542
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	116,581
600,000	Southern Public Power District, Nebraska RB, 5.00%, 12/15/22	661,884
160,000	University of Nebraska, Nebraska RB, 3.00%, 05/15/18	167,146
50,000	University of Nebraska, Series A, Nebraska RB, 4.25%, 07/01/21	54,173
525,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	568,906
85,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	93,815
400,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/23	441,376
650,000	University of Nebraska, Series A, Nebraska RB, 4.50%, 07/01/28	695,025
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	239,920
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	118,004

		59,772,826

Total Government & Agency Obligations (Cost $57,884,463)	59,772,826

Short-Term Investments - 7.2%
Investment Company - 7.2%
4,591,157	BlackRock Liquidity Funds T-Fund Portfolio, 0.23% (a)	4,591,157

Total Short-Term Investments (Cost $4,591,157)	4,591,157

Total Investments - 100.4% (Cost $62,475,620)	64,363,983

Other liabilities in excess of other assets – (0.4)%	(244,985)
NET ASSETS – 100.0%	$64,118,998

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

GO	General Obligation
RB	Revenue Bond

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

BALANCED FUND
Shares	Security Description	Value

Common Stocks - 58.7%
Consumer Discretionary - 8.5%
800	AutoZone, Inc. (a)	$635,072
3,000	Buffalo Wild Wings, Inc. (a)	416,850
16,500	Comcast Corp. - Class A	1,075,635
6,000	D.R. Horton, Inc.	188,880
6,000	Newell Brands, Inc.	291,420
14,600	NIKE, Inc. - Class B	805,920
1,970	O'Reilly Automotive, Inc. (a)	534,067
4,300	Royal Caribbean Cruises, Ltd.	288,745
19,000	Skechers U.S.A., Inc. - Class A (a)	564,680
17,300	Starbucks Corp.	988,176
9,700	The Home Depot, Inc.	1,238,593
550	The Priceline Group, Inc. (a)	686,625
3,950	Ulta Salon Cosmetics & Fragrance, Inc. (a)	962,378

		8,677,041
Consumer Staples - 5.3%
11,500	Church & Dwight Co., Inc.	1,183,235
5,800	Constellation Brands, Inc. - Class A	959,320
6,200	Costco Wholesale Corp.	973,648
10,400	CVS Health Corp.	995,696
7,100	The J.M. Smucker Co.	1,082,111
5,300	The WhiteWave Foods Co. (a)	248,782

		5,442,792
Energy - 4.1%
3,500	Diamondback Energy, Inc. (a)	319,235
7,500	EOG Resources, Inc.	625,650
13,500	Exxon Mobil Corp.	1,265,490
9,400	Occidental Petroleum Corp.	710,264
6,000	Phillips 66	476,040
10,600	Schlumberger, Ltd.	838,248

		4,234,927
Financials - 8.5%
11,000	American Tower Corp. REIT	1,249,710
14,900	BankUnited, Inc.	457,728
2,100	BlackRock, Inc.	719,313
9,000	Capital One Financial Corp.	571,590
5,500	Chubb, Ltd.	718,905
7,500	DuPont Fabros Technology, Inc. REIT	356,550
3,600	FactSet Research Systems, Inc.	581,112
7,000	First American Financial Corp.	281,540
31,000	Home BancShares, Inc.	613,490
12,000	JPMorgan Chase & Co.	745,680
11,500	Northern Trust Corp.	761,990
6,050	Signature Bank (a)	755,766
20,500	U.S. Bancorp, Series A	826,765

		8,640,139
Health Care - 9.2%
3,810	Allergan PLC (a)	880,453
11,100	AMN Healthcare Services, Inc. (a)	443,667
2,000	Biogen, Inc. (a)	483,640
26,600	Boston Scientific Corp. (a)	621,642
Shares	Security Description	Value

6,100	Celgene Corp. (a)	$601,643
11,300	Centene Corp. (a)	806,481
5,500	Cerner Corp. (a)	322,300
8,000	Edwards Lifesciences Corp. (a)	797,840
11,000	Eli Lilly & Co.	866,250
9,000	Gilead Sciences, Inc.	750,780
9,600	PAREXEL International Corp. (a)	603,648
4,400	Teleflex, Inc.	780,164
4,400	Thermo Fisher Scientific, Inc.	650,144
16,100	Zoetis, Inc.	764,106

		9,372,758
Industrials - 6.1%
4,900	FedEx Corp.	743,722
13,650	Fortune Brands Home & Security, Inc.	791,291
33,000	General Electric Co.	1,038,840
19,200	HD Supply Holdings, Inc. (a)	668,544
22,700	KAR Auction Services, Inc.	947,498
4,400	Roper Technologies, Inc.	750,464
16,200	Southwest Airlines Co.	635,202
5,200	The Middleby Corp. (a)	599,300

		6,174,861
Information Technology - 13.7%
8,500	Adobe Systems, Inc. (a)	814,215
2,598	Alphabet, Inc. - Class C (a)	1,798,076
18,300	Apple, Inc.	1,749,480
4,600	Broadcom, Ltd.	714,840
10,700	Broadridge Financial Solutions, Inc.	697,640
18,400	CDW Corp.	737,472
29,000	Cisco Systems, Inc.	832,010
9,000	Cognizant Technology Solutions Corp. - Class A (a)	515,160
15,400	Facebook, Inc. - Class A (a)	1,759,912
7,300	Fiserv, Inc. (a)	793,729
4,000	FleetCor Technologies, Inc. (a)	572,520
3,600	Jack Henry & Associates, Inc.	314,172
10,200	MasterCard, Inc. - Class A	898,212
5,800	Microchip Technology, Inc.	294,408
16,900	Microsoft Corp.	864,773
10,500	Paychex, Inc.	624,750

		13,981,369
Materials - 0.9%
6,800	Eastman Chemical Co.	461,720
2,300	Martin Marietta Materials, Inc.	441,600

		903,320
Telecommunication Services - 0.9%
16,400	Verizon Communications, Inc.	915,776

Utilities - 1.5%
8,800	NextEra Energy, Inc.	1,147,520
5,000	Southwest Gas Corp.	393,550

		1,541,070

Total Common Stocks (Cost $49,399,514)	59,884,053

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

BALANCED FUND
Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 6.3%
Asset Backed Securities - 2.2%
$365,000	BA Credit Card Trust, 1.36%, 09/15/20	$367,201
330,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	336,767
300,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	301,958
241,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	254,785
145,000	Eaton Vance CLO, Ltd., 2.08%, 07/15/26 (b)(c)	144,279
355,000	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	355,026
220,000	Magnetite IX, Ltd., 2.06%, 07/25/26 (b)(c)	219,381
286,771	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.36%, 12/24/33 (b)(c)	236,586

		2,215,983
Non-Agency Commercial Mortgage Backed Securities - 2.5%
375,000	American Tower Trust I, 3.07%, 03/15/23 (b)	385,152
212,057	Bayview Commercial Asset Trust REMIC, 1.32%, 12/25/33 (b)(c)	194,436
376,383	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (c)	388,952
384,928	Citigroup Commercial Mortgage Trust REMIC, 5.81%, 06/14/50 (b)(c)	391,270
265,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (b)(c)	274,418
310,000	FREMF Mortgage Trust REMIC, 2.74%, 03/25/45 (b)(c)	310,838
493,547	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	516,148
131,039	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.19%, 03/15/47	131,052

		2,592,266
Non-Agency Residential Mortgage Backed Securities - 1.6%
162,283	Citicorp Residential Mortgage Trust REMIC, 5.58%, 07/25/36 (d)	165,906
231,529	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (d)	238,737
107,902	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(c)	110,679
165,605	Conseco Financial Corp., 7.30%, 09/15/26 (c)	168,927
375,000	GSAMP Trust REMIC, 0.95%, 05/25/36 (b)(c)	353,491
122,381	HSBC Home Equity Loan Trust USA, 1.95%, 11/20/36 (c)	122,528
Principal Amount	Security Description	Value

$160,419	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	$162,454
144,124	New Residential Mortgage Loan Trust, 3.75%, 08/25/55 (b)(c)	150,876
162,429	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(c)	167,998

		1,641,596

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $6,477,838)	6,449,845

Corporate Bonds - 13.0%
Consumer Discretionary - 1.3%
330,000	CBS Corp., 4.00%, 01/15/26	352,405
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	100,250
275,000	Newell Brands, Inc., 4.00%, 06/15/22	294,191
210,000	Newell Brands, Inc., 4.20%, 04/01/26	227,765
315,000	Whirlpool Corp., 4.70%, 06/01/22	351,913

		1,326,524
Consumer Staples - 0.9%
375,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	387,374
61,000	ConAgra Foods, Inc., 7.00%, 04/15/19	68,947
410,000	PepsiCo., Inc., 2.85%, 02/24/26	429,004

		885,325
Energy - 0.6%
210,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	205,353
155,000	ConocoPhillips Co., 2.88%, 11/15/21	157,738
205,000	EOG Resources, Inc., 4.15%, 01/15/26	225,639

		588,730
Financials - 4.6%
450,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	454,314
380,000	Bank of America Corp., MTN, 4.13%, 01/22/24	409,375
315,000	CBRE Services, Inc., 5.00%, 03/15/23	326,144
360,000	Citigroup, Inc., 2.55%, 04/08/19	368,421
350,000	CME Group, Inc., 3.00%, 09/15/22	371,580
140,000	CME Group, Inc., 3.00%, 03/15/25	146,312
400,000	JPMorgan Chase & Co., Series 1, 7.90%, (callable at 100 beginning 04/30/18) (c)(e)	408,000
425,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	434,915
360,000	Morgan Stanley, 3.75%, 02/25/23	381,355
290,000	Prudential Financial, Inc., Series D, MTN, 7.38%, 06/15/19	336,446
250,000	Regions Bank/Birmingham AL, BKNT, 7.50%, 05/15/18	274,174
345,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	389,604

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

BALANCED FUND
Principal Amount	Security Description	Value

$410,000	Wells Fargo & Co., Series K, 7.98% (callable at 100 beginning 03/15/18) (c)(e)	$428,962

4,729,602

Health Care - 0.3%
$285,000	Becton Dickinson and Co., 3.73%, 12/15/24	$307,124

Industrials - 2.0%
365,000	Burlington Northern Santa Fe, LLC, 3.75%, 04/01/24	403,467
250,000	Caterpillar, Inc., 7.90%, 12/15/18	289,387
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	551,908
375,000	Textron, Inc., 3.65%, 03/01/21	393,511
390,000	United Technologies Corp., 3.10%, 06/01/22	415,769

		2,054,042
Information Technology - 1.1%
350,000	Oracle Corp., 3.40%, 07/08/24	375,203
405,000	QUALCOMM, Inc., 3.45%, 05/20/25	430,635
300,000	S&P Global, Inc., 5.90%, 11/15/17	317,069

		1,122,907
Materials - 0.8%
340,000	The Dow Chemical Co., 3.00%, 11/15/22	350,874
401,000	The Mosaic Co., 4.25%, 11/15/23	432,069

		782,943
Telecommunication Services - 1.0%
330,000	AT&T, Inc., 3.80%, 03/15/22	351,543
210,000	AT&T, Inc., 3.95%, 01/15/25	222,246
345,000	Verizon Communications, Inc., 5.15%, 09/15/23	401,953

		975,742
Utilities - 0.4%
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	435,364

Total Corporate Bonds (Cost $12,750,967)	13,208,303

Government & Agency Obligations - 19.8%
GOVERNMENT SECURITIES - 19.2%
Municipals - 2.9%
350,000	California State University, California RB, 5.45%, 11/01/22	416,489
250,000	City of Aurora IL, Series A, Illinois GO, 4.25%, 12/30/17	261,132
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	290,255
150,000	County of St. Charles MO, Series C, Missouri RB, 5.16%, 10/01/20	169,553

Principal Amount	Security Description	Value
$195,000	Kansas Development Finance Authority, Series N, Kansas RB, 5.20%, 11/01/19	$216,865
300,000	Metro Wastewater Reclamation District, Series B, Colorado RB, 5.02%, 04/01/20	330,573
205,000	Northern Illinois Municipal Power Agency, Series C, Illinois RB, 5.69%, 01/01/17	209,203
100,000	Regional Transportation District, Series A, Colorado RB, 2.21%, 11/01/21	104,284
200,000	Santa Monica Community College District, Series A1-B, California GO, 5.73%, 08/01/24	231,624
100,000	State of Florida Lottery Revenue, Florida RB, 5.19%, 07/01/19	112,362
190,000	The Board of Water Commissioners City & County of Denver CO, Series A, Colorado RB, 5.00%, 12/15/19	214,892
200,000	Town of Parker CO, Series A, Colorado Certificate of Participation, 5.30%, 11/01/18	218,906
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	123,323

		2,899,461
Treasury Inflation Index Securities - 0.7%
644,222	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	657,364

U.S. Treasury Securities - 15.6%
5,850,000	U.S. Treasury Note, 1.25%, 01/31/19	5,936,838
5,410,000	U.S. Treasury Note, 2.00%, 02/28/21	5,660,002
4,260,000	U.S. Treasury Note, 1.63%, 11/15/22	4,361,507

		15,958,347

U.S. GOVERNMENT MORTAGE BACKED-SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. - 0.3%
304,893	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	326,743

Federal National Mortgage Association - 0.3%
1,955	Federal National Mortgage Association, 2.59%, 02/25/22	2,028
140,884	Federal National Mortgage Association, 3.50%, 12/01/26	149,433
158,768	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	164,097

		315,558

Total Government & Agency Obligations (Cost $19,317,151)	20,157,473

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

BALANCED FUND
Shares	Security Description	Value

Short-Term Investments - 2.2%
Investment Company - 2.2%
2,250,921	BlackRock Liquidity Funds T-Fund Portfolio, 0.23% (g)	$2,250,921

Total Short-Term Investments (Cost $2,250,921)	2,250,921

Total Investments - 100.0% (Cost $90,196,391)	101,950,595

Other assets in excess of liablities – 0.0%	34,585
NET ASSETS – 100.0%	$101,985,180

(a)	Non-income producing security.
(b)	The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of June 30, 2016, the aggregate value of these liquid securities was $5,333,706 which represented 5.2% of net assets.
(c)	Variable rate security. Rate presented is as of June 30, 2016.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2016.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

ABS	Asset Backed Security
BKNT	Bank Note
CLO	Collateralized Loan Obligation
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT Real Estate Investment Trust
REMIC            Real Estate Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

GROWTH OPPORTUNITIES FUND
Shares	Security Description	Value

Common Stocks - 97.5%
Consumer Discretionary - 22.2%
3,800	AutoZone, Inc. (a)	$3,016,592
42,100	Big Lots, Inc.	2,109,631
17,800	Carter's, Inc.	1,895,166
36,340	Dick's Sporting Goods, Inc.	1,637,481
44,900	Discovery Communications, Inc. - Class C (a)	1,070,865
14,400	DR Horton, Inc.	453,312
64,200	Five Below, Inc. (a)	2,979,522
13,300	Foot Locker, Inc.	729,638
33,700	Grand Canyon Education, Inc. (a)	1,345,304
24,700	Hanesbrands, Inc.	620,711
53,300	La-Z-Boy, Inc. (a)	1,482,806
36,900	Michael Kors Holdings, Ltd. (a)	1,825,812
30,600	Newell Brands, Inc.	1,486,242
12,600	O'Reilly Automotive, Inc. (a)	3,415,860
72,420	Restaurant Brands International, Inc.	3,012,672
43,000	Skechers U.S.A., Inc. - Class A (a)	1,277,960
12,036	The Madison Square Garden Co. - Class A (a)	2,076,330
10,000	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,436,400

		32,872,304
Consumer Staples - 12.0%
23,600	Church & Dwight Co., Inc.	2,428,204
15,400	Constellation Brands, Inc. - Class A	2,547,160
31,300	Post Holdings, Inc. (a)	2,588,197
21,500	Spectrum Brands Holdings, Inc.	2,565,165
80,800	Sprouts Farmers Market, Inc. (a)	1,850,320
38,000	The Hain Celestial Group, Inc. (a)	1,890,500
16,300	The J.M. Smucker Co.	2,484,283
29,000	The WhiteWave Foods Co. (a)	1,361,260

		17,715,089
Energy - 0.3%
2,400	Concho Resources, Inc. (a)	286,248
6,800	Oceaneering International, Inc.	203,048

		489,296
Financials - 11.0%
109,860	American Homes 4 Rent - Class A REIT	2,249,933
42,550	CBRE Group, Inc. (a)	1,126,724
2,000	Credit Acceptance Corp. (a)	370,160
53,600	DuPont Fabros Technology, Inc. REIT	2,548,144
9,100	FactSet Research Systems, Inc.	1,468,922
82,400	Home BancShares, Inc.	1,630,696
30,820	Northern Trust Corp.	2,042,133
92,100	Physicians Realty Trust REIT	1,935,021
11,800	Signature Bank (a)	1,474,056
20,100	T. Rowe Price Group, Inc.	1,466,697

		16,312,486
Health Care - 17.4%
116,000	Allscripts Healthcare Solutions, Inc. (a)	1,473,200
23,500	Bio-Techne Corp.	2,650,095
Shares	Security Description	Value

90,600	Boston Scientific Corp. (a)	$2,117,322
29,700	Centene Corp. (a)	2,119,689
15,100	Cerner Corp. (a)	884,860
19,400	Edwards Lifesciences Corp. (a)	1,934,762
62,400	Insulet Corp. (a)	1,886,976
23,170	Mallinckrodt PLC (a)	1,408,272
33,900	PerkinElmer, Inc.	1,777,038
50,700	Seattle Genetics, Inc. (a)	2,048,787
16,500	Teleflex, Inc.	2,925,615
12,000	The Cooper Cos., Inc.	2,058,840
54,100	Zoetis, Inc.	2,567,586

		25,853,042
Industrials - 11.4%
14,294	Dover Corp.	990,860
26,300	Fortune Brands Home & Security, Inc.	1,524,611
4,800	Genesee & Wyoming, Inc. - Class A (a)	282,960
43,300	HD Supply Holdings, Inc. (a)	1,507,706
48,800	KAR Auction Services, Inc.	2,036,912
94,060	MasTec, Inc. (a)	2,099,419
24,000	Old Dominion Freight Line, Inc. (a)	1,447,440
22,500	Orbital ATK, Inc.	1,915,650
8,700	Roper Technologies, Inc.	1,483,872
43,100	Southwest Airlines Co.	1,689,951
11,800	The Middleby Corp. (a)	1,359,950
4,600	United Rentals, Inc. (a)	308,660
11,400	XPO Logistics, Inc. (a)	299,364

		16,947,355
Information Technology - 18.5%
7,000	Akamai Technologies, Inc. (a)	391,510
81,300	ARRIS International PLC (a)	1,704,048
28,400	Broadridge Financial Solutions, Inc.	1,851,680
15,600	Cadence Design Systems, Inc. (a)	379,080
54,600	CDW Corp.	2,188,368
38,250	Citrix Systems, Inc. (a)	3,063,442
21,000	Fiserv, Inc. (a)	2,283,330
12,900	FleetCor Technologies, Inc. (a)	1,846,377
29,580	IAC/InterActiveCorp.	1,665,354
20,000	Jack Henry & Associates, Inc.	1,745,400
137,500	Knowles Corp. (a)	1,881,000
24,400	Lam Research Corp.	2,051,064
32,200	Microchip Technology, Inc.	1,634,472
53,700	Paychex, Inc.	3,195,150
50,220	Qlik Technologies, Inc. (a)	1,485,508

		27,365,783
Materials - 3.6%
14,400	Eastman Chemical Co.	977,760
38,000	FMC Corp.	1,759,780
142,500	Graphic Packaging Holding Co.	1,786,950
4,000	Martin Marietta Materials, Inc.	768,000

		5,292,490
Utilities - 1.1%
20,400	Southwest Gas Corp.	1,605,684

Total Common Stocks (Cost $113,733,413)	144,453,529

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Short-Term Investments - 3.8%
Investment Company - 3.8%
5,649,640	BlackRock Liquidity Funds T-Fund Portfolio, 0.23% (b)	$5,649,640

Total Short-Term Investments (Cost $5,649,640)	5,649,640

Total Investments - 101.3% (Cost $119,383,053)	150,103,169

Other liabilities in excess of other assets – (1.3)%	(1,981,143)
NET ASSETS – 100.0%	$148,122,026

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

SMALL COMPANY FUND
Shares	Security Description	Value

Common Stocks - 95.4%
Consumer Discretionary - 10.4%
399,700	Callaway Golf Co.	$4,080,937
64,200	Dave & Buster's Entertainment, Inc. (a)	3,003,918
83,700	Dorman Products, Inc. (a)	4,787,640
288,100	Interval Leisure Group, Inc.	4,580,790
99,700	iRobot Corp. (a)	3,497,476
89,300	Nexstar Broadcasting Group, Inc. - Class A	4,248,894
259,100	Potbelly Corp. (a)	3,249,114
173,100	Tumi Holdings, Inc. (a)	4,628,694

		32,077,463
Consumer Staples - 4.2%
333,100	Amplify Snack Brands, Inc. (a)	4,913,225
105,900	Inter Parfums, Inc.	3,025,563
40,500	Lancaster Colony Corp.	5,168,205

		13,106,993
Energy - 4.4%
371,000	Callon Petroleum Co. (a)	4,166,330
190,800	Matador Resources Co. (a)	3,777,840
151,500	Matrix Service Co. (a)	2,498,235
53,000	PDC Energy, Inc. (a)	3,053,330

		13,495,735
Financials - 20.6%
333,400	Cardinal Financial Corp.	7,314,796
39,000	Cullen/Frost Bankers, Inc.	2,485,470
111,800	Education Realty Trust, Inc. REIT	5,158,452
92,000	LTC Properties, Inc. REIT	4,759,160
179,900	MB Financial, Inc.	6,526,772
503,500	Old National Bancorp	6,308,855
107,100	Opus Bank	3,619,980
203,500	Selective Insurance Group, Inc.	7,775,735
196,600	Southside Bancshares, Inc.	6,078,872
148,500	Stifel Financial Corp. (a)	4,670,325
83,700	UMB Financial Corp.	4,453,677
124,000	United Bankshares, Inc.	4,651,240

		63,803,334
Health Care - 15.6%
162,400	AMN Healthcare Services, Inc. (a)	6,491,128
68,000	Analogic Corp.	5,401,920
108,000	Diplomat Pharmacy, Inc. (a)	3,780,000
126,300	Genomic Health, Inc. (a)	3,270,539
88,700	Greatbatch, Inc. (a)	2,743,491
87,600	Integra LifeSciences Holdings Corp. (a)	6,988,728
91,100	Masimo Corp. (a)	4,784,116
79,000	Team Health Holdings, Inc. (a)	3,212,930
78,100	VCA, Inc. (a)	5,280,341
84,600	West Pharmaceutical Services, Inc.	6,419,448

		48,372,641
Industrials - 14.2%
144,100	Barnes Group, Inc.	4,772,592
112,100	CLARCOR, Inc.	6,819,043
105,000	Forward Air Corp.	4,675,650

Shares	Security Description	Value

140,500	Franklin Electric Co., Inc.	$4,643,525
136,700	Granite Construction, Inc.	6,226,685
101,200	Multi-Color Corp.	6,416,080
336,100	Navigant Consulting, Inc. (a)	5,428,015
163,600	Tetra Tech, Inc.	5,029,882

		44,011,472
Information Technology - 18.3%
86,400	Anixter International, Inc. (a)	4,603,392
54,400	CACI International, Inc. - Class A (a)	4,918,304
205,300	CalAmp Corp. (a)	3,040,493
60,100	Coherent, Inc. (a)	5,515,978
79,600	ExlService Holdings, Inc. (a)	4,171,836
53,200	Littelfuse, Inc.	6,287,708
124,000	Methode Electronics, Inc.	4,244,520
147,300	Microsemi Corp. (a)	4,813,764
78,100	MTS Systems Corp.	3,423,904
106,500	National Instruments Corp.	2,918,100
133,700	PTC, Inc. (a)	5,024,446
79,600	Silicon Motion Technology Corp., ADR	3,804,880
81,400	Syntel, Inc. (a)	3,684,164

		56,451,489
Materials - 5.5%
185,500	A Schulman, Inc.	4,529,910
71,900	Balchem Corp.	4,288,835
86,700	Carpenter Technology Corp.	2,855,031
75,400	Sensient Technologies Corp.	5,356,416

		17,030,192
Utilities - 2.2%
81,600	IDACORP, Inc.	6,638,160

Total Common Stocks (Cost $237,256,607)	294,987,479

Short-Term Investments - 5.6%
Investment Company - 5.6%
17,419,344	BlackRock Liquidity Funds T-Fund Portfolio, 0.23% (b)	17,419,344

Total Short-Term Investments (Cost $17,419,344)	17,419,344

Total Investments - 101.0% (Cost $254,675,951)	312,406,823

Other liabilities in excess of other assets – (1.0)%	(3,111,224)
NET ASSETS – 100.0%	$309,295,599

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2016

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation
The net asset value ("NAV") per share of each Fund is determined each business day as of the close of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time. In valuing a Fund's assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company's Fair Value Committee ("Fair Value Committee") pursuant to procedures established by the Company's Board of Directors ("Board"). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company's pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds' Adviser, Sub-Adviser and Treasurer, who serve on the committee as non-voting members. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures considering all relevant information that is reasonably available. The Fair Valuation Committee's determinations are subject to review by the Funds' Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security's underlying index, or comparable securities' models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2016, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$51,553,004	$1,134,985	$52,687,989
Corporate Bonds	-	42,475,521	-	42,475,521
Government & Agency Obligations	-	32,428,747	-	32,428,747
Preferred Stocks	465,437	-	-	465,437
Short-Term Investments	2,099,547	-	-	2,099,547
Total	$2,564,984	$127,592,257	$1,134,985	$130,157,241

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$62,356,758	$-	$62,356,758
Corporate Bonds	-	55,219,607	-	55,219,607
Government & Agency Obligations	-	84,465,756	-	84,465,756
Preferred Stocks	490,825	-	-	490,825
Exchange Traded Fund	630,687	-	-	630,687
Investment Company	1,281,804	-	-	1,281,804
Short-Term Investments	3,199,848	-	-	3,199,848
Total	$5,603,164	$202,042,121	$-	$207,645,285

Nebraska Tax-Free Fund
Government & Agency Obligations	$-	$59,772,826	$-	$59,772,826
Short-Term Investments	4,591,157	-	-	4,591,157
Total	$4,591,157	$59,772,826	$-	$64,363,983

Balanced Fund
Common Stocks	$59,884,053	$-	$-	$59,884,053
Non-U.S. Government Agency Asset-Backed Securities	-	6,449,845	-	6,449,845
Corporate Bonds	-	13,208,303	-	13,208,303
Government & Agency Obligations	-	20,157,473	-	20,157,473
Short-Term Investments	2,250,921	-	-	2,250,921
Total	$62,134,974	$39,815,621	$-	$101,950,595

QUARTERLY REPORT 2016

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks	$144,453,529		$-	$144,453,529
Short-Term Investments	5,649,640	-	-	5,649,640
Total	$150,103,169	$-	$-	$150,103,169

Small Company Fund
Common Stocks	$294,987,479	$-	$-	$294,987,479
Short-Term Investments	17,419,344	-	-	17,419,344
Total	$312,406,823	$-	$-	$312,406,823

The Funds recognize transfers between levels as of the beginning of the year.  There were no transfers into or out of Level 1, 2 or 3 during the year or period ended June 30, 2016.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Short-Intermediate Bond Fund	Non-U.S. Government Agency Asset-Backed Securities
Balance as of March 31, 2016	$-
Purchases	1,134,985
Balance as of March 31, 2016	$1,134,985
Net change in unrealized appreciation (depreciation) from investments held as of June 30, 2016	$-

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Federal Income Taxes

As of June 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$129,452,951	$1,615,659	$(911,369)	$704,290
Income Fund	201,513,199	7,655,036	(1,522,950)	6,132,086
Nebraska Tax-Free Fund	62,475,620	2,027,756	(139,393)	1,888,363
Balanced Fund	90,196,391	13,674,886	(1,920,682)	11,754,204
Growth Opportunities Fund	119,383,053	33,491,092	(2,770,976)	30,720,116
Small Company Fund	254,675,951	64,720,796	(6,989,924)	57,730,872

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	August 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date	August 10, 2016

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	August 10, 2016